Deferred Tax and Income Tax (Tables)	12 Months Ended
Jun. 30, 2023
General Information [Abstract]
Schedule of Net Deferred Tax Liabilities	The roll forward of net deferred tax as of June 30, 2023, 2022, 2021 and 2020 is as follows:
	2023	2022	2021	2020
Balance at beginning of year	$-	-	-	-
Incorporated through the business combination	1,297,436	-	-	-
Credited to profit & loss	(234,542)	-	-	-
Charged to Other Comprehensive Income	8,913	-	-	-
Balance at year end	$1,071,807	-	-	-

Schedule of Principal Statutory Taxes Rates in the Countries	Principal statutory taxes rates in the countries where the Group operates for all the years presented are:
	Income tax rate
Tax Jurisdiction	2023	2022	2021	2020
Argentina	25%-35%	-	-	-
Luxembourg	15%	-	-	-
United Kingdom	19%	19%	19%	19%
United States of America	21%	21%	21%	21%

Schedule of Income Tax for Other Jurisdictions	Income tax for other jurisdictions is calculated based on the substantially enacted nominal tax rates prevailing in the respective jurisdictions.
	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 30, 2020
Loss before tax	$(52,023,422)	(4,526,905)	(1,986,814)	(320,524)
Corporate tax rate	15%	19%	19%	19%
Income tax (benefit)/expense	7,803,513	860,112	377,495	60,900
Effect of difference tax rates subsidiaries operating in other jurisdictions	428,506	-	-	-
Tax losses (i)	(1,631,947)	(860,112)	(377,495)	(60,900)
Non-deductible expenses - listing cost	(6,405,759)	-	-	-
Net gain on inflation effect on monetary items	52,914	-	-	-
Income tax inflation adjustment	(35,826)	-	-	-
Others	23,141	-	-	-
Tax benefit for the year	234,542	-	-	-
(i)	Deferred tax assets have not been recognized, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Schedule of Net Deferred Tax Liabilities	Net deferred tax liabilities are comprised of the following amounts:
	As of June 30, 2023	As of June 30, 2022
Deferred tax asset
Tax loss carry-forward	292,267	-
Total other receivables	$292,267	-

Deferred tax liability
Customer relationship	1,346,374	-
Other tax liabilities	17,700
Total deferred tax liability	$1,364,074	-
Net deferred tax liability	$1,071,807	-

Schedule of Accumulated Tax Loss Carryforwards	The following table shows the expiration date of the recognized accumulated tax loss carryforwards pursuant to statutes of limitations:
Fiscal year	Tax-loss carry forward	Deferred tax asset	Expiration date	Tax jurisdiction
2022	10,980	3,843	2027	Argentina
2023	824,069	288,424	2028	Argentina
Total	835,049	292,267

Schedule of Estimated Future Taxable Profit.	Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom:
	2023		2022		2021		2020
Tax losses per country	Gross amount	Tax effect	Gross amount	Tax effect	Gross amount	Tax effect	Gross amount	Tax effect
United Kingdom	3,641,516	691,888	4,526,905	860,112	1,986,814	377,495	320,524	60,900
Luxembourg	3,267,560	620,837	-	-	-	-	-	-
Argentina	1,484,790	282,110	-	-	-	-	-	-
United States of America	195,328	37,112	-	-	-	-	-	-
Total	8,589,194	1,631,947	4,526,905	860,112	1,986,814	377,495	320,524	60,900